Risk Report - Credit Risk Exposure - Credit Risk Profile by Geographical Region (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018
Total countries [Domain Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		€ 983,222		€ 949,227
Total countries [Domain Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		433,834	[1]	404,537	[2]
Debt securities		24,300	[3]	5,199	[4]
Repo and repo-style transactions	[5]	14,228	[6]	11,618	[7]
Total countries [Domain Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		12,346		11,462
OTC derivatives	[8]	28,039		27,417
Debt securities		89,835		92,664
Repo and repo-style transactions	[5]	71,284		68,752
Total countries [Domain Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,181		12,741
Total countries [Domain Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,874	[9]	5,092	[10]
Debt securities		39,214	[11]	44,993	[12]
Repo and repo-style transactions	[5]	1,415	[13]	1,097	[14]
Total countries [Domain Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		211,440	[15]	212,049	[16]
Total countries [Domain Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		49,232		51,605
Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		577,251		553,638
Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		307,871	[1]	293,979	[2]
Debt securities		11,267	[3]	4,467	[4]
Repo and repo-style transactions	[5]	7,884	[6]	4,394	[7]
Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,469		3,829
OTC derivatives	[8]	18,964		16,390
Debt securities		37,936		36,459
Repo and repo-style transactions	[5]	15,046		14,342
Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,435		9,905
Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,778	[9]	1,785	[10]
Debt securities		24,791	[11]	24,922	[12]
Repo and repo-style transactions	[5]	390	[13]	316	[14]
Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		114,586	[15]	111,675	[16]
Europe [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		29,836		31,174
Germany [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		315,219		303,352
Germany [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		214,155	[1]	207,429	[2]
Debt securities		3,986	[3]	1,443	[4]
Repo and repo-style transactions	[5]	4,488	[6]	925	[7]
Germany [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		316		497
OTC derivatives	[8]	1,572		1,403
Debt securities		5,353		6,685
Repo and repo-style transactions	[5]	661		899
Germany [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		5		304
Germany [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		245	[9]	390	[10]
Debt securities		6,864	[11]	9,597	[12]
Repo and repo-style transactions	[5]	28	[13]	2	[14]
Germany [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		65,468	[15]	61,587	[16]
Germany [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		12,078		12,193
UK [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		47,778		46,608
UK [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,927	[1]	5,553	[2]
Debt securities		2,647	[3]	182	[4]
Repo and repo-style transactions	[5]	604	[6]	966	[7]
UK [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		607		671
OTC derivatives	[8]	6,337		5,766
Debt securities		9,712		14,552
Repo and repo-style transactions	[5]	6,522		4,379
UK [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		373		1,331
UK [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		230	[9]	278	[10]
Debt securities		2,273	[11]	2,499	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
UK [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		7,960	[15]	7,304	[16]
UK [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,587		3,127
France [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		26,664		20,157
France [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,106	[1]	2,415	[2]
Debt securities		705	[3]	714	[4]
Repo and repo-style transactions	[5]	319	[6]	0	[7]
France [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		70		123
OTC derivatives	[8]	1,264		826
Debt securities		4,714		3,061
Repo and repo-style transactions	[5]	2,748		3,681
France [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		212
France [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		209	[9]	81	[10]
Debt securities		6,302	[11]	1,559	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
France [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		5,905	[15]	5,025	[16]
France [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,322		2,460
Luxembourg [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		24,673		29,796
Luxembourg [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		8,320	[1]	7,543	[2]
Debt securities		969	[3]	167	[4]
Repo and repo-style transactions	[5]	121	[6]	89	[7]
Luxembourg [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,193		533
OTC derivatives	[8]	859		933
Debt securities		3,094		1,332
Repo and repo-style transactions	[5]	861		1,206
Luxembourg [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,084		6,920
Luxembourg [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		46	[9]	41	[10]
Debt securities		3,099	[11]	3,474	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Luxembourg [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		4,374	[15]	6,682	[16]
Luxembourg [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		652		875
Italy [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		38,406		35,563
Italy [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		22,347	[1]	21,363	[2]
Debt securities		288	[3]	249	[4]
Repo and repo-style transactions	[5]	144	[6]	578	[7]
Italy [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		298		373
OTC derivatives	[8]	1,389		1,174
Debt securities		5,388		2,707
Repo and repo-style transactions	[5]	679		1,040
Italy [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		109		99
Italy [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[9]	0	[10]
Debt securities		916	[11]	1,146	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Italy [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,127	[15]	3,417	[16]
Italy [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,721		3,416
Netherlands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		27,082		25,130
Netherlands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		9,679	[1]	7,968	[2]
Debt securities		726	[3]	592	[4]
Repo and repo-style transactions	[5]	297	[6]	0	[7]
Netherlands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		83		125
OTC derivatives	[8]	2,123		1,984
Debt securities		2,051		1,785
Repo and repo-style transactions	[5]	100		179
Netherlands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		162		41
Netherlands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		457	[9]	384	[10]
Debt securities		584	[11]	1,219	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Netherlands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		9,015	[15]	9,384	[16]
Netherlands [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,805		1,470
Spain [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		28,303		27,504
Spain [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		17,265	[1]	16,729	[2]
Debt securities		139	[3]	168	[4]
Repo and repo-style transactions	[5]	1,082	[6]	379	[7]
Spain [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		257		320
OTC derivatives	[8]	916		931
Debt securities		2,010		2,146
Repo and repo-style transactions	[5]	501		529
Spain [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		54		57
Spain [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		59	[9]	67	[10]
Debt securities		513	[11]	504	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Spain [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,262	[15]	2,507	[16]
Spain [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,246		3,167
Ireland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		11,418		13,370
Ireland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,783	[1]	5,792	[2]
Debt securities		636	[3]	91	[4]
Repo and repo-style transactions	[5]	0	[6]	0	[7]
Ireland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		157		230
OTC derivatives	[8]	545		772
Debt securities		1,321		920
Repo and repo-style transactions	[5]	1,140		1,277
Ireland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		280		324
Ireland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		124	[9]	166	[10]
Debt securities		19	[11]	215	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Ireland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,241	[15]	3,430	[16]
Ireland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		172		153
Switzerland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		16,382		14,139
Switzerland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,818	[1]	5,960	[2]
Debt securities		51	[3]	40	[4]
Repo and repo-style transactions	[5]	0	[6]	112	[7]
Switzerland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		30		31
OTC derivatives	[8]	194		251
Debt securities		679		560
Repo and repo-style transactions	[5]	69		316
Switzerland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		85		127
Switzerland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		262	[9]	208	[10]
Debt securities		101	[11]	119	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Switzerland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		5,880	[15]	3,996	[16]
Switzerland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,213		2,419
Poland [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		5,301		6,144
Poland [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,771	[1]	3,135	[2]
Debt securities		0	[3]	0	[4]
Repo and repo-style transactions	[5]	0	[6]	0	[7]
Poland [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
OTC derivatives	[8]	60		53
Debt securities		30		130
Repo and repo-style transactions	[5]	0		0
Poland [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		5		5
Poland [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[9]	0	[10]
Debt securities		1,988	[11]	2,387	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Poland [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		316	[15]	301	[16]
Poland [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		130		132
Belgium [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		5,528		4,935
Belgium [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,347	[1]	988	[2]
Debt securities		204	[3]	139	[4]
Repo and repo-style transactions	[5]	0	[6]	0	[7]
Belgium [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		2
OTC derivatives	[8]	285		264
Debt securities		854		542
Repo and repo-style transactions	[5]	0		0
Belgium [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		53
Belgium [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		67	[9]	84	[10]
Debt securities		577	[11]	481	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Belgium [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,773	[15]	1,986	[16]
Belgium [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		421		395
Other Europe [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		30,499		26,938
Other Europe [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		9,352	[1]	9,104	[2]
Debt securities		917	[3]	682	[4]
Repo and repo-style transactions	[5]	829	[6]	1,344	[7]
Other Europe [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,458		924
OTC derivatives	[8]	3,420		2,033
Debt securities		2,730		2,038
Repo and repo-style transactions	[5]	1,765		836
Other Europe [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		279		431
Other Europe [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		78	[9]	85	[10]
Debt securities		1,554	[11]	1,724	[12]
Repo and repo-style transactions	[5]	362	[13]	315	[14]
Other Europe [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		6,267	[15]	6,057	[16]
Other Europe [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,489		1,366
North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		285,065		280,306
North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		79,522	[1]	65,716	[2]
Debt securities		9,985	[3]	237	[4]
Repo and repo-style transactions	[5]	3,140	[6]	1,942	[7]
North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,543		4,383
OTC derivatives	[8]	6,628		8,011
Debt securities		31,654		34,356
Repo and repo-style transactions	[5]	42,038		45,548
North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		483		2,365
North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,155	[9]	2,311	[10]
Debt securities		8,325	[11]	14,491	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		88,260	[15]	91,672	[16]
North America [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		8,332		9,274
US [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		239,267		241,186
US [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		66,991	[1]	53,195	[2]
Debt securities		9,574	[3]	220	[4]
Repo and repo-style transactions	[5]	1,750	[6]	1,275	[7]
US [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,891		4,036
OTC derivatives	[8]	4,943		6,196
Debt securities		30,600		33,112
Repo and repo-style transactions	[5]	19,661		30,428
US [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		389		2,358
US [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		2,016	[9]	2,209	[10]
Debt securities		7,718	[11]	13,915	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
US [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		83,894	[15]	85,445	[16]
US [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		7,842		8,797
Cayman Islands [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		29,510		20,937
Cayman Islands [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		3,560	[1]	2,562	[2]
Debt securities		393	[3]	0	[4]
Repo and repo-style transactions	[5]	1,293	[6]	655	[7]
Cayman Islands [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		318		55
OTC derivatives	[8]	481		756
Debt securities		509		631
Repo and repo-style transactions	[5]	22,132		14,094
Cayman Islands [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		30		7
Cayman Islands [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[9]	0	[10]
Debt securities		9	[11]	9	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Cayman Islands [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		764	[15]	2,151	[16]
Cayman Islands [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		20		17
Canada [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		5,730		7,707
Canada [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,155	[1]	2,181	[2]
Debt securities		0	[3]	0	[4]
Repo and repo-style transactions	[5]	0	[6]	0	[7]
Canada [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		23		48
OTC derivatives	[8]	1,007		828
Debt securities		277		419
Repo and repo-style transactions	[5]	240		847
Canada [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
Canada [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		116	[9]	102	[10]
Debt securities		599	[11]	556	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Canada [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,230	[15]	2,649	[16]
Canada [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		81		76
Other North America [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		10,558		10,476
Other North America [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,816	[1]	7,778	[2]
Debt securities		18	[3]	17	[4]
Repo and repo-style transactions	[5]	97	[6]	12	[7]
Other North America [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		310		244
OTC derivatives	[8]	197		232
Debt securities		268		194
Repo and repo-style transactions	[5]	5		178
Other North America [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		64		0
Other North America [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		22	[9]	0	[10]
Debt securities		0	[11]	10	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Other North America [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,371	[15]	1,427	[16]
Other North America [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		389		384
Asia/Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		105,394		98,632
Asia/Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		39,584	[1]	38,176	[2]
Debt securities		3,048	[3]	495	[4]
Repo and repo-style transactions	[5]	3,114	[6]	4,567	[7]
Asia/Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,780		1,794
OTC derivatives	[8]	1,946		2,391
Debt securities		18,130		19,343
Repo and repo-style transactions	[5]	13,980		8,625
Asia/Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		248		471
Asia/Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		820	[9]	863	[10]
Debt securities		5,471	[11]	5,037	[12]
Repo and repo-style transactions	[5]	659	[13]	226	[14]
Asia/Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		6,962	[15]	7,052	[16]
Asia/Pacific [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		9,652		9,591
Japan [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		15,500		14,545
Japan [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,752	[1]	1,682	[2]
Debt securities		69	[3]	63	[4]
Repo and repo-style transactions	[5]	173	[6]	2,752	[7]
Japan [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		16		37
OTC derivatives	[8]	405		362
Debt securities		2,582		3,142
Repo and repo-style transactions	[5]	9,451		5,808
Japan [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
Japan [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		112	[9]	123	[10]
Debt securities		9	[11]	8	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Japan [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		599	[15]	334	[16]
Japan [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		333		236
Australia [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		11,014		9,366
Australia [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,577	[1]	1,224	[2]
Debt securities		1,906	[3]	0	[4]
Repo and repo-style transactions	[5]	155	[6]	19	[7]
Australia [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		320		177
OTC derivatives	[8]	357		358
Debt securities		3,867		3,977
Repo and repo-style transactions	[5]	331		523
Australia [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		63		417
Australia [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[9]	11	[10]
Debt securities		653	[11]	510	[12]
Repo and repo-style transactions	[5]	94	[13]	0	[14]
Australia [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,587	[15]	2,016	[16]
Australia [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		104		135
India [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		16,182		14,948
India [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		7,717	[1]	7,355	[2]
Debt securities		656	[3]	267	[4]
Repo and repo-style transactions	[5]	0	[6]	0	[7]
India [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		126		188
OTC derivatives	[8]	128		115
Debt securities		1,862		2,172
Repo and repo-style transactions	[5]	202		79
India [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		149		18
India [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		0	[9]	3	[10]
Debt securities		1,998	[11]	1,849	[12]
Repo and repo-style transactions	[5]	306	[13]	61	[14]
India [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		646	[15]	782	[16]
India [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		2,392		2,061
China [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		9,763		9,192
China [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,816	[1]	4,530	[2]
Debt securities		0	[3]	0	[4]
Repo and repo-style transactions	[5]	0	[6]	0	[7]
China [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		38		60
OTC derivatives	[8]	308		399
Debt securities		1,345		2,124
Repo and repo-style transactions	[5]	983		614
China [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
China [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		45	[9]	18	[10]
Debt securities		0	[11]	0	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
China [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		725	[15]	346	[16]
China [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,503		1,101
Singapore [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		10,260		11,242
Singapore [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		5,722	[1]	6,136	[2]
Debt securities		11	[3]	114	[4]
Repo and repo-style transactions	[5]	0	[6]	0	[7]
Singapore [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		185		238
OTC derivatives	[8]	210		192
Debt securities		1,305		1,403
Repo and repo-style transactions	[5]	290		325
Singapore [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		37		0
Singapore [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		30	[9]	109	[10]
Debt securities		874	[11]	671	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Singapore [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		761	[15]	1,063	[16]
Singapore [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		833		992
Hong Kong [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		7,699		6,746
Hong Kong [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		4,315	[1]	4,026	[2]
Debt securities		224	[3]	0	[4]
Repo and repo-style transactions	[5]	0	[6]	0	[7]
Hong Kong [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		380		203
OTC derivatives	[8]	146		138
Debt securities		517		520
Repo and repo-style transactions	[5]	1		11
Hong Kong [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		0
Hong Kong [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		18	[9]	17	[10]
Debt securities		287	[11]	222	[12]
Repo and repo-style transactions	[5]	0	[13]	0	[14]
Hong Kong [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,182	[15]	1,023	[16]
Hong Kong [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		628		586
Other Asia/Pacific [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		34,977		32,594
Other Asia/Pacific [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		13,685	[1]	13,223	[2]
Debt securities		182	[3]	51	[4]
Repo and repo-style transactions	[5]	2,786	[6]	1,797	[7]
Other Asia/Pacific [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		714		893
OTC derivatives	[8]	392		827
Debt securities		6,653		6,006
Repo and repo-style transactions	[5]	2,721		1,266
Other Asia/Pacific [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		0		37
Other Asia/Pacific [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		614	[9]	582	[10]
Debt securities		1,649	[11]	1,777	[12]
Repo and repo-style transactions	[5]	258	[13]	165	[14]
Other Asia/Pacific [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,461	[15]	1,489	[16]
Other Asia/Pacific [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		3,860		4,480
Other countries [Member] | Credit Risk Profile [Domain Member]
Credit Risk Profile by Region [Line Items]
Total		15,512		16,651
Other countries [Member] | at amortized cost [Member]
Credit Risk Profile by Region [Line Items]
Loans		6,857	[1]	6,667	[2]
Debt securities		0	[3]	0	[4]
Repo and repo-style transactions	[5]	90	[6]	714	[7]
Other countries [Member] | at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		1,554		1,456
OTC derivatives	[8]	501		625
Debt securities		2,115		2,506
Repo and repo-style transactions	[5]	220		237
Other countries [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Region [Line Items]
Loans		14		0
Other countries [Member] | at fair value through OCI [Member]
Credit Risk Profile by Region [Line Items]
Loans		122	[9]	132	[10]
Debt securities		627	[11]	543	[12]
Repo and repo-style transactions	[5]	367	[13]	555	[14]
Other countries [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		1,632	[15]	1,651	[16]
Other countries [Member] | Contingent liabilities [Member]
Credit Risk Profile by Region [Line Items]
Off-balance sheet		€ 1,412		€ 1,566

[1]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to EUR9.6billion as of December 31, 2019.
[2]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to EUR9.1billion as of December 31, 2018.
[3]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to EUR96million as of December 31, 2019.
[4]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to EUR73million as of December 31, 2018.
[5]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.
[6]	Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to EUR0million as of December 31, 2019.
[7]	Includes stage 3 and stage 3 POCI repo and repo-style transactions at amortized cost amounting to EUR0million as of December 31, 2018.
[8]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[9]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to EUR22million as of December 31, 2019
[10]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to EUR1million as of December 31, 2018
[11]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to EUR1.4million as of December 31, 2019.
[12]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to EUR2million as of December 31, 2018.
[13]	Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to EUR0million as of December 31, 2019.
[14]	Includes stage 3 and stage 3 POCI repo and repo-style transactions at fair value through OCI amounting to EUR0million as of December 31, 2018.
[15]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to EUR1.4billion as of December 31, 2019.
[16]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to EUR599million as of December 31, 2018.